Related Party Transactions	12 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 7 – RELATED PARTY TRANSACTIONS

Employees related to Ex Chief Executive Officer

Skylar, Olivia and Robin De La Garza, immediate family members of former CEO Michael De La Garza,  earned $52,278, $47,176 and $53,000, respectively, in compensation for the year ended September 30, 2019. In August 2019, Robin and Skylar De La Garza were terminated as employees of the Company. The Company also paid $11,394 in educational costs of Skylar De La Garza and $6,200 in moving expenses of Olivia De La Garza. Michael De La Garza was the CEO and director of the Company during the period of time when these payments were made.

See Note 8 for additional related party transactions.